Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at Fair Value
Appraised value	$ 179,297,075	$ 163,758,895
Receivables
Notes receivable from participants	944,320	790,778
Participant contributions receivable	0	108,250
Total receivables	944,320	899,028
Total assets	180,241,395	164,657,923
Net Assets Available for Benefits	180,241,395	164,657,923
Money Market Mutual Fund
Investments, at Fair Value
Appraised value	739,709	6,422,614
Mutual Funds
Investments, at Fair Value
Appraised value	70,796,928	59,007,276
Common Collective Trusts
Investments, at Fair Value
Appraised value	2,443,134	3,076,089
BancPlus Corporation Common Stock
Investments, at Fair Value
Appraised value	$ 105,317,304	$ 95,252,916